Losses per Share - 6K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings per Share [Abstract]
Earnings per Share
13.	Losses per Share:
The calculation of net losses per common share is summarized below:
	Six month period ended June 30,
	2016	2015

Net loss	(11,859)	(2,056)

Weighted average common shares outstanding – basic and diluted	19,370,412	7,130,807
Net loss per common share – basic and diluted	$(0.61)	$(0.29)

As of June 30, 2016 and 2015, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2016	2015
Non-vested equity incentive plan shares (Note 14)	144,000	-
Convertible promissory note shares (Note 3)	27,738,890	4,444,444
Total	27,882,890	4,444,444

14.	Earnings per Share:
The calculation of net earnings per common share is summarized below:
	For the years ended December 31
	2015	2014	2013
Basic:
Net (loss) / income	(8,956)	80,348	10,907

Weighted average common shares outstanding – basic	10,773,404	2,672,945	2,391,628
Net (loss) / income per common share – basic	$(0.83)	$30.06	$4.56

Diluted:
Net (loss) / income	(8,956)	80,348	10,907

Weighted average common shares outstanding – basic	10,773,404	2,672,945	2,391,628
Non-vested equity incentive shares	-	5	227
Weighted average common shares outstanding – diluted	10,773,404	2,672,950	2,391,885

Net (loss) / income per common share – diluted	$(0.83)	$30.06	$4.56

As of December 31, 2015, 2014 and 2013, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2015	2014	2013
Non-vested equity incentive plan shares (Note 15)	152,000	-	-
Convertible promissory note shares (Note 3)	17,294,444	-	-
Private shares under warrants (Note 12)	-	15,185	15,185
Total	17,446,444	15,185	15,185